Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating costs	$ 283,686	$ 335,321	$ 26,032	$ 1,050,016
Professional fees	742,040			2,701,431
Franchise tax	47,981			197,200
Stock compensation expense			424,440	157,140
Loss from operations	(1,073,707)	(335,321)	(450,472)	(4,105,787)
Other income
Expensed issuance costs on issuance of subscription warrants	(319,000)
Interest and dividends earned on investments held in Trust Account	12,914	5,012	160	20,329
Interest earned on bank account	11	81	53	147
Warrant transaction costs			(24,973)
Excess of fair value of Private Warrants over cash received			(631,197)
Interest expense – amortization of debt discount	(99,543)
Change in fair value of warrant liability	2,793,557	3,897,673	(1,132,164)	6,575,140
Loss on issuance of subscription warrants	(2,838,176)
Total other (loss) income	(450,237)	3,902,766	(1,788,121)	6,595,616
Net (loss) income	$ (1,523,944)	$ 3,567,445	$ (2,238,593)	$ 2,489,829
Weighted average shares outstanding, basic and diluted (in Shares)	21,970,027	24,150,000	2,467,645	20,125,000
Basic and diluted net (loss) income per common share (in Dollars per share)	$ (0.07)	$ 0.15	$ (0.91)	$ 0.1